Cover	Aug. 25, 2026
Cover [Abstract]
Amendment Flag	true
Amendment Description	Amended to include final prospectus for SEC review.
Entity Central Index Key	0002136501
Document Type	S-6
Entity Registrant Name	FT 13162
Document Period End Date	Aug. 25, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average total return. Under normal circumstances, the Trust will invest at least 80% of its assets in Securities that the Sponsor believes will react favorably to and act as a hedge against inflation. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within each of the energy and materials sectors.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust is a professionally-selected unit investment trust which invests in (i) U.S. and foreign common stocks of agriculture companies, energy companies and materials companies (including precious metals and mining companies); (ii) ETFs which invest in real estate investment trusts (“REITs”), senior loans and government bonds; and (iii) ETPs which invest in commodities, such as gold and silver. The Sponsor does not allocate specific percentages of the portfolio to investments in Common Stocks, ETFs, or ETPs. See the “Schedule of Investments” for a percentage breakdown of the Trust’s portfolio.

The Common Stocks were selected by first examining the historical financial results of the stocks from the initial universe of agriculture, energy and materials companies. The stocks are then evaluated by a team of equity analysts using several factors to provide a current comparison of the stocks to each other. These factors include fundamental factors such as sales, earnings and cash flow growth; valuation factors such as price to earnings, price to cash flow, price to sales and price to book; technical factors such as price momentum and earnings surprises; and qualitative factors such as competitive advantages, new products and quality of management. Our research analysts believe that the types of securities in which the Trust invests will react favorably to and act as a hedge against inflation.

The equity analysts also consider how the stocks will perform in the future by calculating an estimated value for each of the companies utilizing a Cash Flow Return on Investment (“CFROI”) method. The CFROI method compares an estimate of a company’s internal rate of return against an estimate of a company’s cost of capital. Companies that generate returns in excess of their capital costs are favored over companies that do not. A secondary valuation is also made employing a concept called Economic Margin (“EM”). EM measures the return a company earns versus its cost of capital to determine if a company is generating wealth. The analysts use the estimated valuations calculated by the CFROI and EM methods to determine which companies are trading at an attractive market price relative to their estimated value. These companies are favored for inclusion in the Trust over companies that do not.

The factors and valuations above are not specifically weighted, but rather are considered in combination with each other to provide a comparison of the stocks to each other. The equity analysts ultimately select the stocks with the best prospects to meet the investment objective, that trade at attractive valuations, and, in the opinion of the analysts, are likely to exceed market expectations of future cash flows.

The Funds and ETPs were selected by our research department based on a number of factors including, but not limited to, the size and liquidity of the Fund and ETP (requiring a minimum market capitalization of $50,000,000); the current dividend yield of the Fund (prioritizing Funds with the highest dividend yield, however dividend yield is not a consideration for the ETPs in the Trust’s portfolio); the quality and character of the securities held by the Fund and ETP (considering the consistency and reliability of the dividend of the Fund and focusing on whether a Fund or ETP is efficient in offsetting the effects of inflation); and the expense ratio of the Fund and ETP, with a preference for lower expenses, particularly when the underlying assets are substantially similar. The Trust’s portfolio may include both actively managed ETFs and ETFs that track an index. The Funds were selected for inclusion in the portfolio in part based on their efficacy in offsetting the effects of inflation.

While not a part of the Trust’s portfolio selection process, the Trust has exposure to depositary receipts and companies with various market capitalizations through the Trust’s investments in the Common Stocks and to covenant-lite loans, foreign securities, depositary receipts and companies with various market capitalizations through the Trust’s investments in the Funds.

As with any similar investments, there can be no guarantee that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.